ACCOUNTS PAYABLE, NON-CURRENT - Schedule of accounts payable, non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables Non Current Explanatory [Abstract]
Aircraft and engine maintenance	$ 408,700	$ 433,447
Fleet (JOL)	40,000	40,000
Provision for vacations and bonuses	22,016	18,129
Other sundry liabilities	492	186
Total accounts payable, non-current	$ 471,208	$ 491,762